Velocity Commercial Capital Loan Trust 2022-4 ABS-15G

Exhibit 99.06

Exception Grades

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXX	XXXXX	20000611		26285751	XXXX	XX/XX/XXXX	Credit	Credit	Credit Documentation	Credit	Missing lease Agreement		Approved exception at origination for missing lease for SFR refi ( subject is air XXXX). comp factor: FICO	The representative FICO score exceeds the guideline minimum by XX points.	CF- FICO	SitusAMC,Originator	Reviewer Comment (2022-07-14): Approved exception at origination for missing lease for SFR refi ( subject is air XXXX). comp factor: FICO			XX/XX/XXXX	2	B	XX/XX/XXXX	Refinance - Rate/Term		B	B		A			No
XXXXX	XXXXX	20000082		26285626	XXXX	XX/XX/XXXX	Credit	Credit	Credit Documentation	Credit	Missing lease Agreement		Approved exception at origination for missing Lease for 1 of subject properties. comp factor: Seasoned investor, FICO	Borrower's Experience/Track Record	CF- seasoned investor	SitusAMC,Originator	Reviewer Comment (2022-07-14): Approved exception at origination for missing Lease for 1 of subject properties. comp factor: Seasoned investor, FICO			XX/XX/XXXX	2	B	XX/XX/XXXX	Refinance - Cash-out - Other		B	B		A			No
XXXXX	XXXXX	20000046		26248543	XXXX	XX/XX/XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Approved exception at origination for Missing Lease. 33% vacant property. Comp. Factors: Seasoned Investor, Strong Reserves.	Borrower's Experience/Track Record	Borrower's Experience/Track Record.	SitusAMC,Originator	Reviewer Comment (2022-07-06): Approved exception at origination for 33% vacant property. Comp. Factors: Seasoned Investor, Strong Reserves.			XX/XX/XXXX	2	B	XX/XX/XXXX	Purchase		B	B		A			No